Estimated Capital Allowances (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Calculated tax losses		$ 652.3	$ 739.1
Abosso Goldfields Limited
Operating Loss Carryforwards [Line Items]
Maximum number of years losses can be carried forward		5 years
Calculated tax losses	[1]	$ 65.7	46.5
Exploration Entities
Operating Loss Carryforwards [Line Items]
Calculated tax losses	[2]	345.2	387.9
Tax losses without expiration		188.2	224.6
Expire Between One and Two Years | Exploration Entities
Operating Loss Carryforwards [Line Items]
Tax losses with expiration		3.8	12.1
Expire Between Two and Five Years | Exploration Entities
Operating Loss Carryforwards [Line Items]
Tax losses with expiration		62.9	67.1
Expire Between Five and Ten Years | Exploration Entities
Operating Loss Carryforwards [Line Items]
Tax losses with expiration		49.6	62.5
Expire After 10 Years | Exploration Entities
Operating Loss Carryforwards [Line Items]
Tax losses with expiration		$ 40.7	$ 21.6

[1]	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis.
[2]	The tax losses of $345.2 million (2014: $387.9 million) comprise $3.8 million (2014: $12.1 million) of tax losses that expire between one and two years, $62.9 million (2014: $67.1 million) of tax losses that expire between two and five years, $49.6 million (2014: $62.5 million) of tax losses that expire between five and ten years, $40.7 million (2014: $21.6 million) of tax losses that expire after 10 years and $188.2 million (2014: $224.6 million) of tax losses that have no expiry date.